Subsequent events (Details) - AUD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 18, 2019	Nov. 04, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Subsequent events
Proposed final dividend per share			$ 0.80	$ 0.94	$ 0.94
Proposed dividend			$ 2,791	$ 3,227	$ 3,186
Major ordinary share transactions
Subsequent events
Proposed final dividend per share			$ 0.80
Proposed dividend			$ 2,791
Trading period to determine number of shares for dividend reinvestment plan	10 days
Major ordinary share transactions | Underwritten placement
Subsequent events
Proceeds from issuing shares		$ 2,000
Major ordinary share transactions | Share purchase plan
Subsequent events
Proceeds from issuing shares		$ 500